Restricted Cash	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Restricted Cash

Note 8. Restricted Cash

At December 31, 2013, the Company had restricted cash consisting of (i) $3.2 million (December 31, 2012 – $8.4 million) relating to cash collateralization of development letters of credit and (ii) $4.9 million (December 31, 2012 – $5.2 million) of restricted cash relating to funds in various cash accounts reserved for guarantees on completion of certain improvements, and guarantees on future insurance loss deductible payments.